      Supplement dated August 11, 2004 to Prospectus dated April 30, 2004 for
                     ENSEMBLE II VARIABLE LIFE INSURANCE
                     ISSUED BY:   JPF SEPARATE ACCOUNT B
                                     of
               JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY


This supplement updates certain information contained in your prospectus and, to the extent inconsistent, it supersedes it. Retain it with your prospectus for future reference. You may obtain additional copies of the prospectus free of charge, by writing or calling Jefferson Pilot LifeAmerica Insurance
Company ("JP LifeAmerica") at the address or telephone number set forth below.

The information on page 16 of the prospectus in the chart captioned "PORTFOLIO CHOICES" and sub-captioned "MID-CAP GROWTH" is amended as follows:

"PORTFOLIO NAME                       OBJECTIVE                                  MANAGER
JPVF Mid-Cap Growth Portfolio         Seeks capital appreciation.                Turner."

The information on page 16 of the prospectus in the chart captioned "PORTFOLIO CHOICES" and sub-captioned "MID-CAP VALUE" is amended as follows:

"PORTFOLIO NAME                       OBJECTIVE                                  MANAGER
JPVF Mid-Cap Value Portfolio          Seeks long-term capital appreciation.      Wellington."



                    Jefferson Pilot LifeAmerica Insurance Company
                                 One Granite Place
                            Concord, New Hampshire 03301
                                  (800) 453-8588

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE